Operating Context	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Context

1. OPERATING CONTEXT

a) The Company

Companhia Energética de Minas Gerais (‘Parent company’ or ‘Holding company’) is a listed corporation, with shares traded on the São Paulo Stock Exchange) (‘B3’) at Corporate Governance Level 1; through ADRs on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’). The Company is a state-controlled mixed capital company controlled by the State of Minas Gerais. It is domiciled in Brazil, with head office at Avenida Barbacena 1200, Belo Horizonte, Minas Gerais. It operates exclusively as a holding company, with subsidiaries and investments in associates or jointly controlled entities (collectively refer to as ‘Cemig’ or the ‘Company’), which are engaged in the construction and operation of infrastructure used in the generation, transformation, transmission, distribution and sale of energy, and also activities in the various fields of energy sector, for the purpose of commercial operation.

Cemig has equity interests in the following subsidiaries, jointly-controlled entities and affiliates, all of which principal activities are: construction and operation of systems of production, distribution and sale of energy and gas (information in MWh has not been audited by the external auditors):

Investments	Classification	Description
SUBSIDIARIES:
Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)	Subsidiary	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 64 power plants (60 of which are hydroelectric, 2 are wind power, 1 is a thermal plant and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 3,509 MW (information not reviewed by the external auditors).

Cemig Baguari	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer in future projects.

Cemig GeraçaoTrês Marias S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.

Cemig Geração Salto Grande S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.

Investments	Classification	Description

Cemig Geração Itutinga S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.

Cemig Geração Camargos S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.

Cemig Geração Sul S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; average offtake guarantee is 27.42 MW.

Cemig Geração Leste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; average offtake guarantee is 18.64 MW.

Cemig Geração Oeste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and aggregate offtake guarantee of 11.21 MW average.

Rosal Energia S.A. (‘Rosal’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.

Sá Carvalho S.A. (‘Sá Carvalho’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.

Horizontes Energia S.A. (‘Horizontes’)	Subsidiary	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.

Cemig PCH S.A. (‘PCH’)	Subsidiary	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.

Cemig Comercializadora de Energia Incentivada S.A.	Subsidiary	Corporation that is classified as an independent thermal generation power producer, in future projects.

Cemig Trading S.A. (‘Cemig Trading’)	Subsidiary	Corporation engaged in trading and intermediation of energy.

Empresa de Serviços e Comercialização de Energia Elétrica S.A.	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.

Investments	Classification	Description
UTE Barreiro S.A. (‘Barreiro’)	Subsidiary	Corporation engaged in the production and sale of thermally generated energy, as an independent producer, through construction and operation of the UTE Barreiro thermal generation plant, located on the premises of V&M do Brasil S.A., in the State of Minas Gerais

Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.

Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.

Amazônia Energia Participações S.A (‘Amazônia Energia’)	Subsidiary	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.

Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)	Subsidiary	Wholly-owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.

Companhia de Gás de Minas Gerais (‘Gasmig’)	Subsidiary	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.

Cemig Geração Distribuída	Subsidiary	Wholly owned subsidiary engaged in: building and maintaining projects and equipment associated with energy efficiency and micro- and mini- distributed generation; providing consultancy and studies for distributed generation projects and equipment, for subscription to systems for customers to supply to the grid as generators, and technical, regulatory and economic feasibility analyses for these purposes.

Luce Empreendimentos e Participações (‘LEPSA’) (1)	Subsidiary	Non-operational holding company, whose primary purpose is to hold direct equity interest in Light.

Rio Minas Energia Participações – (‘RME’) (1)	Subsidiary	Non-operational holding company, whose primary purpose is to hold direct equity interest in Light.

Efficientia S.A. (‘Efficientia’)	Subsidiary	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.

SUBSIDIARIES HELD FOR SALE(*):

Guanhães Energia S.A. (‘Guanhães Energia’)	Subsidiary	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais. The Senhora do Porto and Dores hydroelectric plants began operation in 2018 and the other two (Fortuna and Jacaré) are expected to be operating in the second quarter of 2019.

LightGer S.A. (‘LightGer’)	Subsidiary	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.

Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)	Subsidiary	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.

Light S.A. (‘Light’)	Subsidiary	Listed company engaged in the following activities: energy generation, transmission, trading, distribution, and related services; and holding direct or indirect interest in companies engaged in similar activities.

(1)	As mentioned in note 38, on April 24, 2019 the merger of the subsidiaries Lepsa and RME into the Company was completed.

Investments	Classification	Description
Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)	Subsidiary	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%).

JOINTLY-CONTROLLED ENTITIES

Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)	Jointly-controlled entity	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.

Hidrelétrica Pipoca S.A. (‘Pipoca’)	Jointly-controlled entity	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica – PCH), on the Manhuaçu River, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.

Retiro Baixo Energética S.A. (‘RBE’)	Jointly-controlled entity	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.

Aliança Norte Energia Participações S.A. (‘Aliança Norte’)	Jointly-controlled entity	Special-purpose company created by Cemig GT (49.9% ownership) and Vale S.A. 50.1%), for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.

Baguari Energia S.A. (‘Baguari Energia’)	Jointly-controlled entity	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49.00%, Neoenergia 51.00%), on the Doce river in Governador Valadares, Minas Gerais.

Renova Energia S.A. (‘Renova Energia’)	Jointly-controlled entity	Listed company engaged in the development, construction and operation of plants generating power from renewable sources – wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities.

Aliança Geração de Energia S.A. (‘Aliança’)	Jointly-controlled entity	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. With these assets Aliança has total installed generation capacity, in operation, of 1,170 MW (physical offtake guarantee 668 MW average). It also has other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.

Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)	Jointly-controlled entity	Corporation engaged in the construction, operation and maintenance of energy transmission facilities in 17 states of Brazil through direct and indirect equity interests in investees

Ativas Datacenter S.A. (‘Ativas’)	Jointly-controlled entity	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations.

Companhia de Transmissão Centroeste de Minas (‘Centroeste’)	Jointly-controlled entity	Corporation engaged in the construction, operation and maintenance of the Furnas-Pimenta transmission line – part of the national grid.

Affiliated Company

Madeira Energia S.A. (‘Madeira’)	Affiliated company	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia.

Investments	Classification	Description
FIP Melbourne (Usina de Santo Antônio)	Affiliated entity	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).

Investments in which the Company exercises joint control it does so through Shareholders’ agreements entered into with the other shareholders of the investment. See further information on the subsidiaries, jointly-controlled entities and affiliates in Notes 3 and 17; and on transactions between related parties in Note 31.

Management has assessed the capacity of the Company to continue as a going concern, and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these financial statements are prepared on a going concern basis.

Merger of Cemig Telecomunicações S.A. (‘Cemig Telecom’) and disposal of telecom assets

On March 31, 2018 the merger of wholly-owned subsidiary Cemig Telecom and Cemig was completed, at book value, and Cemig became the successor of all the assets, rights and obligations. Since this is a merger of a subsidiary there will be no capital increase nor issuance of new shares. The shares in the subsidiary were canceled, on the merger date.

The balance sheet of Cemig Telecom used for the merger, as of March 31, 2018, is as follows:

Mar. 31, 2018
Asset
Current	25
Non-current
Non-current assets	15
Investments – Equity method	17
Property, plant and equipment	272
Intangible assets	12

316

Total assets	341

Mar. 31, 2018
Liabilities
Current	34
Non-current	55
—
—
—
—
Equity	252

Total liabilities and equity	341

On November 1, 2018, Company’s management completed the process of disposal of the merged assets of Cemig Telecom. For further information see Note 33.

Acquisition of control of Light S.A. (‘Light’)

On November 30, 2018 Cemig acquired the shares in RME, the holding company of Light, held by BB-Banco de Investimento S.A., BV Financeira S.A.—Crédito, Financiamento e Investimento and Banco Santander (Brasil) S.A., for R$ 659, as a result of the exercise of a put option by these shareholders.

As a result, the Company acquired control of Light, directly and indirectly holding an aggregated 49.99% of Light’s outstanding voting interest, however, Light has been classified as a discontinued operation in the consolidated financial statements as of December 31, 2018. See Notes 17.1 and 33.

Changes in the Company’s by-laws – enhancement of corporate governance

On June 11, 2018 the General Shareholders Meeting approved changes Cemig’s by-laws, to formalize best corporate governance practices and meet the requirements of Federal Law 13,303/2016 (the ‘Government-controlled Companies Law’). The improvements, now formally incorporated in the by-laws include:

•

Reduction of the number of members of the Board of Directors from 15 to 9, in line with the IBGC’s (Brazilian Corporate Governance Institute) Best Corporate Governance Practices Code and the Corporate Sustainability Evaluation Manual of the Dow Jones Sustainability Index;

•	Creation of the Audit Committee. The Fiscal Council remains in existence.

The changes in the Company’s by-laws have not affected the dividends policy.